Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
General and administrative expenses	$ 667,032	$ 1,499,150
Franchise tax expenses	36,543	43,600
Loss from operations	(703,575)	(1,542,750)
Interest income	364,159	2,788,029
Other income	710,899	635,100
Income before income taxes	371,483	1,880,379
Income taxes provision	(232,637)	(450,960)
Net income	$ 138,846	$ 1,429,419
Common Stock Subject to Possible Redemption
Basic weighted average shares outstanding (in Shares)	635,343	5,379,201
Diluted weighted average shares outstanding (in Shares)	635,343	5,379,201
Basic net income per share (in Dollars per share)	$ 0.04	$ 0.17
Diluted net income per share (in Dollars per share)	$ 0.04	$ 0.17
Common Stock
Basic weighted average shares outstanding (in Shares)	3,218,499	3,218,499
Diluted weighted average shares outstanding (in Shares)	3,218,499	3,218,499
Basic net income per share (in Dollars per share)	$ 0.04	$ 0.17
Diluted net income per share (in Dollars per share)	$ 0.04	$ 0.17